OTHER INVESTMENTS (Details) (USD $)									12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Mr. P. Fattouche and Mr. M. Fattouche	Dec. 31, 2011 Mr. P. Fattouche and Mr. M. Fattouche	Dec. 31, 2010 Mr. P. Fattouche and Mr. M. Fattouche	Dec. 31, 2010 Mr. P. Fattouche and Mr. M. Fattouche K-Telecom	Dec. 31, 2012 Common stock	Dec. 31, 2011 Common stock	Dec. 31, 2012 Loans receivable Mr. P. Fattouche and Mr. M. Fattouche	Dec. 31, 2011 Loans receivable Mr. P. Fattouche and Mr. M. Fattouche	Dec. 31, 2012 Loans receivable MTS Bank	Dec. 31, 2012 Promissory notes 2009 Sistema	Dec. 31, 2011 Promissory notes 2009 Sistema	Dec. 31, 2012 Other investments	Dec. 31, 2011 Other investments
Other investments
Annual interest rate (as a percent)									6.00%		8.80%	0.00%
Other investments	$ 191,437,000	$ 123,442,000					$ 10,068,000	$ 9,498,000	$ 90,000,000	$ 92,700,000	$ 69,141,000	$ 20,362,000	$ 19,209,000	$ 1,866,000	$ 2,035,000
Loan granted					90,000,000
Percentage of noncontrolling interest						20.00%
Interest accrued			$ 5,600,000	$ 4,100,000	$ 400,000